Summary of Changes in Accumulated Other Comprehensive Income (Loss) by Component (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	$ 206,223	$ 166,542
Other comprehensive income (loss)	753	(1,665)	$ (6,500)
Balance, end of period	268,477	206,223	166,542
Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	(27)	(13)	(19)
Unrealized gains (losses), net of tax	(14)	34	(57)
Tax expense (benefit) included in provision for income taxes	(10)	13	(16)
Amounts reclassified from accumulated other comprehensive loss	38	(48)	63
Other comprehensive income (loss)	24	(14)	6
Balance, end of period	(3)	(27)	(13)
Derivatives | Other Income (Expense), Net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for (gains) losses included in other income (expense), net	48	(61)	79
Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	(3,582)	(2,138)	3,222
Unrealized gains (losses), net of tax	915	(1,523)	(5,405)
Tax expense (benefit) included in provision for income taxes	(11)	(20)	(12)
Amounts reclassified from accumulated other comprehensive loss	42	79	45
Other comprehensive income (loss)	957	(1,444)	(5,360)
Balance, end of period	(2,625)	(3,582)	(2,138)
Investments | Other Income (Expense), Net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for (gains) losses included in other income (expense), net	53	99	57
Translation adjustments and other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	(2,734)	(2,527)	(1,381)
Other comprehensive income (loss)	(228)	(207)	(1,146)
Balance, end of period	(2,962)	(2,734)	(2,527)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	(6,343)	(4,678)	1,822
Other comprehensive income (loss)	753	(1,665)	(6,500)
Balance, end of period	$ (5,590)	$ (6,343)	$ (4,678)